Intangible assets - Summary Of Intangible Assets (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	€ 198,794
Ending balance	172,954
Parent [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	10,521
Brand names [member] | Parent [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	10,521
Gross carrying amount [member] | Parent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0
Additions	10,521
Ending balance	10,521
Accumulated impairment [member] | Parent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0
Amortization charge for the period	0
Ending balance	€ 0